Aug. 30, 2018
THE HARTFORD TOTAL RETURN BOND FUND
THE HARTFORD TOTAL RETURN BOND FUND

AUGUST 30, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD TOTAL RETURN BOND FUND SUMMARY PROSPECTUS

DATED MARCH 1, 2018

AND

HARTFORD FIXED INCOME FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JULY 31, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

At a meeting held on August 7-8, 2018, the Board of Directors of The Hartford Mutual Funds, Inc. approved a reduction to the management fee schedule for The Hartford Total Return Bond Fund effective September 1, 2018. Effective September 1, 2018, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to The Hartford Total Return Bond Fund will be as follows: 0.3800% of the first $500 million, 0.3300% of the next $500 million, 0.3200% of the next $4 billion, 0.3100% of the next $5 billion, and 0.3000% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.